Label	Element	Value
Pantoprazole Settlement Agreement Amount	teva_PantoprazoleSettlementAgreementAmount	$ 1,600,000,000
Operating Leases Future Minimum Payments Due Current	us-gaap_OperatingLeasesFutureMinimumPaymentsDueCurrent	141,000,000
Royalty Expense	us-gaap_RoyaltyExpense	911,000,000
Royalty Expense	us-gaap_RoyaltyExpense	987,000,000
Royalty Expense	us-gaap_RoyaltyExpense	1,100,000,000
Annual Sales Of Actoplus	teva_AnnualSalesOfActoplus	500,000,000
Annual Sales Of Actoplus	teva_AnnualSalesOfActoplus	430,000,000
Annual Sales Of Wellbutrin	teva_AnnualSalesOfWellbutrin	$ 1,000,000,000
CivilPenaltyForEachAllegedlyFalseClaimSubmittedRange	teva_Civilpenaltyforeachallegedlyfalseclaimsubmittedrange	Under the federal False Claims Act, the government (or relators who pursue the claims without the participation of the government in the case) may seek to recover up to three times the amount of damages in addition to a civil penalty of $5,500 to $11,000 for each allegedly false claim submitted to the government for payment.
Annual sales of Provigil	teva_AnnualSalesOfProvigil	$ 500,000,000
Annual sales of Provigil	teva_AnnualSalesOfProvigil	1,000,000,000
Ciprofloxacin Plaintiffs Proposed Settlement With Bayer	teva_CiprofloxacinPlaintiffsProposedSettlementWithBayer	500,000,000
Ciprofloxacin Plaintiffs Proposed Settlement With Bayer	teva_CiprofloxacinPlaintiffsProposedSettlementWithBayer	74,000,000
Operating Leases Future Minimum Payments Due In Two Years	us-gaap_OperatingLeasesFutureMinimumPaymentsDueInTwoYears	115,000,000
Annual Sales Of Abilify	teva_AnnualSalesOfAbilify	7,800,000,000
Business Acquisition, Contingent Consideration, Potential Cash Payment	us-gaap_BusinessCombinationContingentConsiderationArrangementsRangeOfOutcomesValueHigh	2,300,000,000
Annual Sales Of Aggrenox	teva_AnnualSalesOfAggrenox	340,000,000
Annual Sales Of Aggrenox	teva_AnnualSalesOfAggrenox	455,000,000
FTC Settelement Charge	teva_FTCSettelementCharge	398,000,000
Annual Sales of Effexor	teva_AnnualSalesOfEffexor	2,600,000,000
Annual Sales Of Namebda	teva_AnnualSalesOfNamebda	1,100,000,000
Annual Sales Of Namebda	teva_AnnualSalesOfNamebda	1,400,000,000
Cephalon Losses Resulting From The Promotion and Prescription of Actiq	teva_CephalonLossesResultingFromPromotionAndPrescriptionOfActiq	700,000,000
Annual Sales of Niaspan	teva_AnnualSalesOfNiaspan	1,100,000,000
Annual Sales of Niaspan	teva_AnnualSalesOfNiaspan	416,000,000
Annual Sales of Solodyn	teva_AnnualSalesOfSolodyn	380,000,000
Annual Sales of Solodyn	teva_AnnualSalesOfSolodyn	765,000,000
Pantoprazole Insurance Recovery	teva_PantoprazoleInsuranceRecovery	339,000,000
Annual Sales Of Actos	teva_AnnualSalesOfActos	2,800,000,000
Annual Sales Of Actos	teva_AnnualSalesOfActos	3,700,000,000
Lease And Rental Expense	us-gaap_LeaseAndRentalExpense	122,000,000
Lease And Rental Expense	us-gaap_LeaseAndRentalExpense	153,000,000
Lease And Rental Expense	us-gaap_LeaseAndRentalExpense	117,000,000
Annual Sales of Lamictal	teva_AnnualSalesOfLamictal	950,000,000
Annual Sales of Lamictal	teva_AnnualSalesOfLamictal	2,300,000,000
Operating Leases Future Minimum Payments Due In Three Years	us-gaap_OperatingLeasesFutureMinimumPaymentsDueInThreeYears	92,000,000
Operating Leases Future Minimum Payments Due In Five Years	us-gaap_OperatingLeasesFutureMinimumPaymentsDueInFiveYears	39,000,000
Monetary Relief Payment Settelement Fund	teva_MonetaryReliefPaymentSettelementFund	1,200,000,000
Nexium Settlement Payment	teva_NexiumSettlementPayment	24,000,000
Compensatory Damages For The State of Illonois	teva_CompensatoryDamagesForStateOfIllonois	100,000,000
Operating Leases Future Minimum Payments Due In Four Years	us-gaap_OperatingLeasesFutureMinimumPaymentsDueInFourYears	59,000,000
Operating Leases Future Minimum Payments Due Thereafter	us-gaap_OperatingLeasesFutureMinimumPaymentsDueThereafter	$ 111,000,000
Long Term Equity Based Incentive Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award Award Expiration Period	teva_ShareBasedCompensationArrangementByShareBasedPaymentAwardAwardExpirationPeriod	ten
Past Employee Stock And Incentived Plans [Member]
Number of equivalent stock units approved for grants under the plan	us-gaap_ShareBasedCompensationArrangementByShareBasedPaymentAwardNumberOfSharesAuthorized	70,000,000
Number of equivalent stock units approved for grants under the plan	us-gaap_ShareBasedCompensationArrangementByShareBasedPaymentAwardNumberOfSharesAuthorized	43,700,000
Number of equivalent stock units approved for grants under the plan	us-gaap_ShareBasedCompensationArrangementByShareBasedPaymentAwardNumberOfSharesAuthorized	43,400,000
Share Based Compensation Arrangement By Share Based Payment Award Award Expiration Period	teva_ShareBasedCompensationArrangementByShareBasedPaymentAwardAwardExpirationPeriod	seven
Nu Pathe [Member]
Business Acquisition, Contingent Consideration, Potential Cash Payment	us-gaap_BusinessCombinationContingentConsiderationArrangementsRangeOfOutcomesValueHigh	$ 130,000,000